Bank Loan - current portion (Tables)	12 Months Ended
Dec. 31, 2015
Bank Loan current portion [Abstract]
Schedule of bank debt

	NBG	Credit Suisse
December 31, 2013	$23,237	$36,450
Additions	$-	$-
Payments	$(5,639)	$(21,450)
Debt forgiveness	$-	$(15,000)
December 31, 2014	$17,598	$-

NBG
December 31, 2014	$17,598
Additions	$-
Payments	$-
December 31, 2015	$17,598

Schedule of repayment terms of the loan outstanding
Lender	Vessel	Remaining Repayment Terms

National Bank of Greece	M/V Free Neptune	Four quarterly installments of $837.5 and a balloon payment of $14,248, payable together with the last installment due on December 16, 2016.